Income Tax Expenses - Summary of Unutilized Tax Losses Carryforward Available For Offsetting Against Future Taxable Income (Detail) - Unused tax losses [member] - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 22,538	$ 20,527	$ 10,957
Deferred tax asset on above unrecorded	$ 6,804	$ 4,803	$ 2,363